Capital Stock - Schedule of Changes in Stockholders' Equity (Details) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2018	Aug. 31, 2018	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Beginning balance					$ (8,631,603)	$ 1,834,689	$ 1,834,689	$ (670,465)
Common stock issued for services	$ 7,000	$ 12,250			16,058	56,779	81,745	322,602
Common stock issued for services, shares	1,500	3,500
Share redeemed					(70,389)
Cancellation of stock option issued for services								(10,002)
Net Income (loss)			$ 2,912,333	$ (1,212,917)	1,449,762	(3,992,426)	(10,548,037)	(2,644,446)
Ending balance			(7,236,170)	(2,100,958)	(7,236,170)	(2,100,958)	(8,631,603)	1,834,689
Common Stock [Member]
Beginning balance					$ 76,048	$ 74,296	$ 74,296	$ 66,801
Beginning balance, shares					7,604,777	7,429,621	7,429,621	6,680,065
Common stock issued for services					$ 375	$ 1,200	$ 1,752	$ 7,495
Common stock issued for services, shares					37,500	120,000	175,156	749,556
Share redeemed					$ (2,426)
Share redeemed, shares					(242,270)
Cancellation of stock option issued for services
Net Income (loss)
Ending balance			$ 73,997	$ 75,496	$ 73,997	$ 75,496	$ 76,048	$ 74,296
Ending balance, shares			7,399,557	7,549,621	7,399,557	7,549,621	7,604,777	7,429,621
Preferred Stock [Member]
Beginning balance					$ 4,496	$ 4,496	$ 4,496	$ 4,496
Beginning balance, shares					449,581	449,581	449,581	449,581
Common stock issued for services
Common stock issued for services, shares
Share redeemed
Share redeemed, shares
Cancellation of stock option issued for services
Net Income (loss)
Ending balance			$ 4,496	$ 4,496	$ 4,496	$ 4,496	$ 4,496	$ 4,496
Ending balance, shares			449,581	449,581	449,581	449,581	449,581	449,581
Additional Paid-in Capital [Member]
Beginning balance					$ 4,849,679	$ 4,786,074	$ 4,786,074	$ 4,490,338
Common stock issued for services					12,563	42,095	63,605	305,738
Share redeemed					(67,962)
Cancellation of stock option issued for services								(10,002)
Net Income (loss)
Ending balance			$ 4,794,280	$ 3,038,307	4,794,280	3,038,307	4,849,679	4,786,074
Stock Subscriptions Payable [Member]
Beginning balance					3,041,210	3,024,822	3,024,822	15,453
Common stock issued for services					3,120	13,485	16,388	9,369
Share redeemed
Cancellation of stock option issued for services
Net Income (loss)
Ending balance			3,044,330	3,038,307	3,044,330	3,038,307	3,041,210	3,024,822
Non-Controlling Interest [Member]
Beginning balance					1,416,224	1,837,000	1,837,000
Common stock issued for services
Share redeemed
Cancellation of stock option issued for services
Net Income (loss)					294,305	(237,431)	(420,776)
Ending balance			1,710,529	1,599,569	1,710,529	1,599,569	1,416,224	1,837,000
Accumulated Deficit [Member]
Beginning balance					(18,019,260)	(7,891,999)	(7,891,999)	(5,247,553)
Common stock issued for services
Share redeemed
Cancellation of stock option issued for services
Net Income (loss)					1,155,457	(37,754,996)	(10,127,261)	(2,644,446)
Ending balance			$ (16,863,803)	$ (11,647,023)	$ (16,863,803)	$ (11,647,023)	$ (18,019,260)	$ (7,891,999)